Trading derivatives (assets and liabilities) and Short positions - Trading derivatives (Details) - MXN ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Financial instruments
Financial assets at fair value through profit or loss	$ 268,127	$ 267,524
Financial liabilities at fair value through profit or loss	153,600	182,646
Trading derivative liabilities
Financial instruments
Financial liabilities at fair value through profit or loss	144,481	153,727
Trading derivative liabilities | Interest rate risk
Financial instruments
Financial liabilities at fair value through profit or loss	76,639	71,578
Trading derivative liabilities | Currency risk
Financial instruments
Financial liabilities at fair value through profit or loss	67,623	80,986
Trading derivative liabilities | Price risk
Financial instruments
Financial liabilities at fair value through profit or loss	219	1,163
Trading derivative assets
Financial instruments
Financial assets at fair value through profit or loss	151,747	154,953
Trading derivative assets | Interest rate risk
Financial instruments
Financial assets at fair value through profit or loss	80,499	71,269
Trading derivative assets | Currency risk
Financial instruments
Financial assets at fair value through profit or loss	71,026	82,619
Trading derivative assets | Price risk
Financial instruments
Financial assets at fair value through profit or loss	$ 222	$ 1,065